Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0
Unrealized gain on derivative instruments, tax	0	0	0
Minimum pension liability adjustment, tax	$ 105	$ 1,800	$ 982